Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Intangible assets with finite lives:
Intangible assets	$ 1,172	$ 1,036
Accumulated amortization:
Accumulated amortization	(310)	(203)
Intangible assets	862	833
Trademark [Member]
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	267	257
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	327	315
Accumulated amortization:
Accumulated amortization	(155)	(118)
Intangible assets with indefinite lives, Net	267	257
Intangible assets with definite lives, Net	172	197
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	49	49
Accumulated amortization:
Accumulated amortization	(49)	(49)
Intangible assets with definite lives, Net
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	114
Accumulated amortization:
Accumulated amortization	(49)
Intangible assets with definite lives, Net	65
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Accumulated amortization:
Accumulated amortization	(57)	(36)
Intangible assets with definite lives, Net	$ 358	$ 379